Income Tax Expense (Tables)	12 Months Ended
Dec. 31, 2021
Major components of tax expense (income) [abstract]
Schedule of Income Tax Expense	Details of income tax expense for the years ended December 31, 2021, 2020 and 2019 are as follows:

	2021		2020		2019
	(In millions of Korean won)
Current tax on profit for the year
Current year	₩	29,903	₩	21,383	₩	11,775
Adjustments recognized related to prior period incomes	1,647		—		—
Deferred tax expense
Change in net deferred tax assets	1,871		4,072		(249)
Income tax expense	₩	33,421	₩	25,455	₩	11,526

Summary of Differences Between Tax Expense and Amount Arise Using Statutory Tax Rate Applicable to Profits of Entities	The differences between the tax expense on the Group’s profit before tax and the amount that would arise using the statutory tax rate applicable to profits of the entities for the years ended December 31, 2021, 2020 and 2019 are as follows:

	2021	2020	2019
	(In millions of Korean won)
Profit before income tax	₩ 99,301	₩ 88,011	₩ 51,256
Income tax using the statutory tax rate of each country	25,957	19,828	12,063
Adjustments
Expenses not deductible for tax purpose	11	20	42
Foreign tax credits	4,500	3,223	4,854
Changes in estimates related to prior period	—	11	(4,347)
Utilization of previously unrecognized deferred tax asset	—	(412)	—
Change in deferred tax due to carry-forward deficits	—	—	(33)
Adjustments recognized related to prior period incomes	1,647	—	—
Effect of change of foreign currency exchange rate	(2)	(19)	(12)
Tax credit	(765)	(1,022)	(543)
Additional tax for insufficient investments in designated areas	487	668	—
Changes in deferred tax liabilities related to investment in subsidiaries	1,351	2,577	—
Others	235	581	(498)
Total adjustments	7,464	5,627	(537)
Income tax expense	₩ 33,421	₩ 25,455	₩ 11,526
Effective tax rate	34%	29%	22%

Schedule of Changes in Deferred Income Tax Assets (Liabilities)	Details of the changes in deferred income tax assets (liabilities) for the years ended December 31, 2021 and 2020 are as follows:

	2021
	Beginning balance	Increase (decrease)	Ending balance
	(In millions of Korean won)
Deferred income tax on temporary differences
Property and equipment	₩ 12	₩ 22	₩ 34
Intangible assets	402	(5)	398
Other non-current assets	505	25	530
Accounts payables	1,469	(65)	1,404
Accrued expenses	177	15	192
Deferred revenue	497	(186)	311
Allowance for doubtful account	285	82	367
Other non-current liabilities	46	29	75
Lease	8	(51)	(43)
Foreign taxes paid	1	—	1
Investments in subsidiaries	(2,577)	(1,182)	(3,759)
Others	42	(45)	(3)
Sub Total	867	(1,361)	(494)
Deferred tax due to carry-forward deficits	—	135	135
Deferred tax due to tax credit carry-forward	2,723	(645)	2,078
Deferred tax assets (*)	₩ 3,590	₩ (1,871)	₩ 1,719

	2020
	Beginning balance	Increase (decrease)	Ending balance
	(In millions of Korean won)
Deferred income tax on temporary differences
Property and equipment	₩ 7	₩ 5	₩ 12
Intangible assets	221	181	402
Other non-current assets	104	401	505
Accounts payables	1,527	(58)	1,469
Accrued expenses	39	138	177
Deferred revenue	674	(177)	497
Allowance for doubtful account	275	10	285
Other non-current liabilities	46	—	46
Investments in subsidiaries	389	(389)	—
Lease	1	7	8
Foreign taxes paid	—	1	1
Investments in subsidiaries	—	(2,577)	(2,577)
Others	(25)	67	42
Sub Total	3,258	(2,391)	867
Deferred tax due to carry-forward deficits	33	(33)	—
Deferred tax due to tax credit carry-forward	4,371	(1,648)	2,723
Deferred tax assets (*)	₩ 7,662	₩ (4,072)	₩ 3,590
(*) The future realizability of deferred tax assets is reassessed by taking into consideration various factors such as the Group's performance, the overall economic environment and industry outlook, expected future earnings and deductible period of tax credits carry-forward. As of December 31, 2021, the Group has recognized deferred tax assets related to temporary differences, tax loss carryforward and tax credit carryforwards, which can be utilized based on the likelihood of future taxable income. This amount may change if the estimate of future taxable income changes.

Schedule of Unused Tax Loss Carryforwards and Unused Tax Credit Carryforwards Not Recognized as Deferred Income Tax Assets	Details of unused tax loss carryforwards and unused tax credit carryforwards that are not recognized as deferred income tax assets as of December 31, 2021 are as follows:

Year of expiration	Unused loss carryforwards	Unused tax credit carryforwards
2023	1,023	—
2024	2,648	—
2025	1,127	—
2026	1,821	175
After 2026	5,917	1,614
Total	₩ 12,536	₩ 1,789